Share-based payment plans	12 Months Ended
Dec. 31, 2017
Share-based payment plans
Share-based payment plans

22.          Share-based payment plans:

(a)          Employee share purchase plan:

On October 1, 2001, the Company implemented an employee share purchase plan. Under this plan, the Company may issue 1,500,000 common shares to its employees. The maximum number of common shares that may be issued under the plan in any one year is 300,000. Under the terms of the plan, employees can purchase shares of the Company at 85% of the market value of the shares. Employees can allocate a maximum of 10% of their salary to the plan to a maximum of C$20,000.00 per annum. For the year ended December 31, 2017, 83,453 (2016 - 66,466) common shares were issued at an average price of C$59.58 (2016 - C$70.56) under the employee share purchase plan.

(b)          Share appreciation rights:

The Company awards share appreciation rights (“SARs”) to certain employees under its share-based compensation plans. Certain awards issued under the 2013 through 2017 and Omnibus Equity Incentive plans remain outstanding as at December 31, 2017. The SARs issued under the 2013 through 2016 plans vest over a period of three years, in the amount of one-third each year, and expire five years from their grant date. The SARs issued under the 2017 and Omnibus Equity Incentive plans vest over a period of four years, in the amount of one-quarter each year, and expire ten years from their grant date. The Company, at its sole discretion, has the ability to settle the SARs in cash or shares of the Company.

 (i)           SARs accounted for as cash-settled awards:

A summary of the SARs accounted for as cash-settled awards for the years ended December 31, 2017 and 2016 are presented below:

	2017			2016
		Weighted			Weighted
		average			average
	Number	exercise price		Number	exercise price
	of SARs	per SAR		of SARs	per SAR
SARs outstanding, beginning of year	3,031,760	C$	79.64	2,103,627	C$	80.39
SARs issued	25,523		68.56	1,135,266		75.48
SARs exercised	(227,633)		54.54	(147,665)		54.06
SARs cancelled	(190,793)		81.53	(59,468)		90.06
SARs outstanding, end of year	2,638,857	C$	81.56	3,031,760	C$	79.64
SARs exercisable, end of year	1,651,216	C$	83.61	1,323,249	C$	78.92

The following table summarizes information about outstanding SARs accounted for as cash-settled awards:

	As at December 31, 2017
	SARs outstanding				SARs exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average			average	average
		remaining	exercise			remaining	exercise
	Number	contractual	price per		Number	contractual	price per
Prices per share	of SARs	life (in years)	SAR		of SARs	life (in years)	SAR
C$56.95 to C$70.46	612,364	7.7	C$	66.65	195,833	5.6	C$	66.15
C$71.25 to C$82.73	825,143	1.9		82.02	608,331	1.4		81.97
C$83.60 to C$90.48	863,475	2.5		86.82	621,825	2.3		86.92
C$93.30 to C$97.93	337,875	2.4		94.07	225,227	2.4		94.07
	2,638,857	3.5	C$	81.57	1,651,216	2.4	C$	83.61

	As at December 31, 2016
	SARs outstanding				SARs exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average			average	average
		remaining	exercise			remaining	exercise
	Number	contractual	price per		Number	contractual	price per
Prices per share	of SARs	life (in years)	SAR		of SARs	life (in years)	SAR
C$40.61 to C$51.95	123,592	0.6	C$	48.58	123,592	0.6	C$	48.58
C$56.95 to C$69.73	738,579	7.8		65.92	161,005	1.1		62.54
C$78.54 to C$82.73	887,472	2.8		82.10	554,515	1.9		81.86
C$83.60 to C$90.48	923,242	3.5		86.82	364,546	3.1		87.00
C$92.13 to C$97.93	358,875	3.4		94.06	119,591	3.4		94.06
	3,031,760	4.2	C$	79.64	1,323,249	2.1	C$	78.92

(ii)          SARs accounted for as equity-settled awards:

A summary of the SARs accounted for as equity-settled awards for the years ended December 31, 2017 and 2016 are presented below:

	2017			2016
		Weighted			Weighted
		average			average
	Number	exercise price		Number	exercise price
	of SARs	per SAR		of SARs	per SAR
SARs outstanding, beginning of year	3,161,657	C$	78.04	2,233,299	C$	81.18
SARs issued	499,339		75.32	1,161,900		68.09
SARs exercised	(201,155)		63.07	(189,708)		53.65
SARs cancelled	(121,693)		76.02	(43,834)		80.08
SARs outstanding, end of year	3,338,148	C$	78.61	3,161,657	C$	78.04
SARs exercisable, end of year	1,812,010	C$	83.50	1,395,572	C$	82.70

The following table summarizes information about outstanding SARs accounted for as equity-settled awards:

	As at December 31, 2017
	SARs outstanding				SARs exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average			average	average
		remaining	exercise			remaining	exercise
	Number	contractual	price per		Number	contractual	price per
Prices per share	of SARs	life (in years)	SAR		of SARs	life (in years)	SAR
C$65.82 to C$69.86	1,216,810	9.0	C$	66.64	211,750	8.9	C$	66.72
C$72.33 to C$85.82	1,347,504	3.7		83.98	847,093	1.9		83.72
C$87.70 to C$95.67	773,834	1.9		88.05	753,167	1.9		87.96
	3,338,148	5.2	C$	78.60	1,812,010	2.7	C$	83.50

	As at December 31, 2016
	SARs outstanding				SARs exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average			average	average
		remaining	exercise			remaining	exercise
	Number	contractual	price per		Number	contractual	price per
Prices per share	of SARs	life (in years)	SAR		of SARs	life (in years)	SAR
C$40.61 to C$66.72	1,179,971	9.2	C$	65.45	94,071	0.8	C$	51.22
C$71.22 to C$85.82	1,202,352	3.1		83.89	774,845	2.6		83.00
C$87.70 to C$95.67	779,334	2.9		88.05	526,656	2.9		87.89
	3,161,657	5.3	C$	78.04	1,395,572	2.6	C$	82.70

(c)           Restricted share units:

In 2017, the Company issued restricted share units (“RSUs”) to certain employees under a new Omnibus Equity Incentive Plan.  The RSUs vest over a period of three years, in the amount of one-third each year, and are equity-settled on the vesting date.

As part of the acquisition of DigitalGlobe, the Company provided replacement RSUs for a certain portion of the unvested RSU’s previously granted to DigitalGlobe employees. The replacement RSU’s will continue to vest over the next four years, based on the terms of the original plan.

A summary of the RSUs and replacement RSUs as at December 31, 2017 and changes during the year are presented below:

	RSUs				Replacement RSUs
		Weighted				Weighted
		average				average
		remaining	Weighted			remaining	Weighted
		vesting	average			vesting	average
	Number	period	grant date		Number	period	grant date
	of RSUs	(in years)	fair value		of RSUs	(in years)	fair value
RSUs outstanding, beginning of year	—	—	C$	—	—	—	$—
RSUs granted	590,663	3.0		79.68	—	—	—
RSUs acquired (note 9)	—	—		—	592,038	1.3	54.57
RSUs vested	—	—		—	(100,269)	—	54.57
RSUs cancelled	—	—		—	(21,668)	—	54.57
RSUs outstanding, end of year	590,663	3.0	C$	79.68	470,101	1.3	$54.57

(d)          Share matching program:

The Company maintains a share matching program, where certain executives are granted one common share of the Company for every three common shares of the Company that they purchase and hold for a consecutive period of three years. Common shares are purchased on the open market to satisfy obligations under the share matching program and are expensed as share-based compensation in the statement of earnings.

(e)          Deferred share units:

The Company maintains a deferred share units (“DSUs”) plan whereby the Company’s independent directors receive some or all of their annual retainers in DSUs. DSUs are granted at a price equal to the closing price of the common shares on the day before the date of grant. The DSUs are settled in equity at retirement at the closing price of the common shares of the Company on the retirement date of the director.

A summary of the DSUs as at December 31, 2017 and 2016 and changes during the year are presented below:

	2017			2016
		Weighted			Weighted
		average			average
	Number	issue price		Number	issue price
	of DSUs	per DSU		of DSUs	per DSU
DSUs outstanding, beginning of year	62,099	C$	44.93	79,867	C$	40.81
DSUs issued	18,042		69.24	8,756		81.36
DSUs redeemed	(681)		81.42	(26,524)		44.56
DSUs outstanding, end of year	79,460	C$	50.13	62,099	C$	44.93

(f)          Total share-based compensation expense:

Total share-based compensation expense from all forms of share-based payment plans for the year ended December 31, 2017 was an expense of $57.9 million (2016 - $14.7 million). The details are as follows:

	For the year ended
	December 31,
	2017	2016
Share appreciation rights:
Cash-settled	$12.2	$(5.2)
Equity-settled	7.8	6.9
Restricted stock units:
Equity-settled	2.9	—
Deferred share units:
Equity-settled	0.9	0.4
Executive compensation settlement (note 8)	—	11.9
Accelerated vesting of share-based payment awards (note 9)	33.1	—
Share matching program	0.3	0.1
Employee share purchase plan	0.7	0.6
	$57.9	$14.7

(g)           Intrinsic value:

The intrinsic value of a share-based payment award is the positive difference between the market price of the Company’s share and the exercise price of the award. As at December 31, 2017, the intrinsic value of vested cash-settled share-based payment awards was $2.3 million (December 31, 2016 - $2.3 million).

(h)          Valuation of cash-settled SARs:

The fair value of the SARs were estimated at each reporting period using the Black-Scholes option pricing model with the following assumptions:

	December 31,				December 31,
	2017				2016
Risk-free interest rate	1.7%	-	1.9%		0.7%	-	1.4%
Dividend yield			1.8%				2.2%
Expected award lives	1	-	78	months	1	-	84	months
Volatility	14%	-	25%		20%	-	26%

(i)          Valuation of equity-settled SARs, RSUs and DSUs:

The fair value of equity-settled SARs, RSUs and DSUs were estimated on the date of the grant or the date of accounting reclassification using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.6%	-	1.9%
Dividend yield	1.5%	-	2.2%
Expected award lives	5	-	84	months
Volatility	17%	-	25%